Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Employee phantom share plan liability	$ 152,422	$ 57,752
Contingent stock liability	0	130,594
Employee related accruals	150,634	98,481
Accrued professional fees	39,440	57,151
Accrued legal liability	79,013	11,965
Tax related accruals	28,538	45,127
Accrued royalty costs	71,281	5,376
Other accrued expenses and other current liabilities	158,275	163,236
Total accrued expenses and other current liabilities	679,603	$ 569,682
Reserve for probable claims	$ 60,500